Net Finance Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Net Finance Expense [Abstract]
Interest expenses from loans and financings	$ 362,605	$ 315,204
Interest income	$ 34,210	$ 54,935